THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND MARCH 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.3%

	Shares	Value

COMMUNICATION SERVICES — 1.7%
John Wiley & Sons, Cl A	1,090,000	$59,078,000

CONSUMER DISCRETIONARY — 5.3%
National Vision Holdings *	805,000	35,283,150
Sally Beauty Holdings *	2,020,000	40,662,600
Wingstop	320,000	40,694,400
Wolverine World Wide	1,730,000	66,293,600

		182,933,750

CONSUMER STAPLES — 13.2%
B&G Foods	560,000	17,393,600
Central Garden and Pet, Cl A *	202,567	10,511,201
elf Beauty *	1,685,000	45,208,550
Hostess Brands, Cl A *	4,890,000	70,122,600
J&J Snack Foods	270,000	42,398,100
Lancaster Colony	445,000	78,035,200
MGP Ingredients	660,000	39,039,000
Simply Good Foods *	2,725,000	82,894,500
TreeHouse Foods *	1,005,000	52,501,200
Utz Brands	765,000	18,964,350

		457,068,301

FINANCIALS — 13.2%
Argo Group International Holdings	965,000	48,558,800
BRP Group, Cl A *	465,000	12,671,250
Bryn Mawr Bank	450,000	20,479,500
Community Bank System	470,000	36,058,400
CVB Financial	1,180,000	26,066,200
German American Bancorp	560,000	25,883,200
Independent Bank	585,000	49,251,150
James River Group Holdings	605,000	27,600,100
Palomar Holdings *	315,000	21,117,600
Prosperity Bancshares	530,000	39,691,700
Selective Insurance Group	680,000	49,327,200
Stock Yards Bancorp	395,150	20,176,359

1
	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND MARCH 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
UMB Financial	660,000	$60,937,800
Washington Trust Bancorp	335,000	17,296,050

		455,115,309

HEALTH CARE — 23.1%
AtriCure *	980,000	64,209,600
Avanos Medical *	1,314,860	57,511,976
Cantel Medical	905,000	72,255,200
Cardiovascular Systems *	1,555,000	59,618,700
CONMED	765,000	99,901,350
Envista Holdings *	360,000	14,688,000
Globus Medical, Cl A *	690,000	42,552,300
Inspire Medical Systems *	270,000	55,887,300
Integra LifeSciences Holdings *	1,320,000	91,198,800
Masimo *	80,000	18,372,800
Omnicell *	275,000	35,714,250
Outset Medical *	260,000	14,141,400
Penumbra *	195,000	52,763,100
Prestige Consumer Healthcare *	950,000	41,876,000
Pulmonx *	214,340	9,803,912
Tactile Systems Technology *	795,000	43,319,550
Vapotherm *	420,000	10,088,400
Veracyte *	250,000	13,437,500

		797,340,138

INDUSTRIALS — 16.2%
Albany International, Cl A	135,000	11,268,450
Altra Industrial Motion	1,160,000	64,171,200
Barnes Group	1,265,000	62,668,100
CSW Industrials	170,000	22,950,000
ESCO Technologies	80,000	8,711,200
Evoqua Water Technologies *	2,655,000	69,826,500
Gibraltar Industries *	75,800	6,936,458
John Bean Technologies	780,000	104,005,200
MSA Safety	454,345	68,160,837
Ritchie Bros. Auctioneers	1,085,000	63,526,750
Standex International	300,000	28,671,000
Transcat *	65,000	3,190,200

2
	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND MARCH 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
TriMas *	1,515,000	$45,934,800

		560,020,695

INFORMATION TECHNOLOGY — 18.2%
Blackbaud	765,000	54,376,200
BlackLine *	400,000	43,360,000
Envestnet *	400,000	28,892,000
Medallia *	2,370,000	66,099,300
New Relic *	1,310,000	80,538,800
Pure Storage, Cl A *	3,280,115	70,653,677
Q2 Holdings *	637,045	63,831,909
Qualys *	260,000	27,242,800
SailPoint Technologies Holdings *	1,040,000	52,665,600
Sumo Logic *	142,600	2,689,436
Tenable Holdings *	1,420,000	51,382,700
Workiva, Cl A *	430,000	37,951,800
Yext *	3,535,000	51,186,800

		630,871,022

MATERIALS — 3.4%
Chase	145,000	16,876,550
Innospec	370,000	37,995,300
Sensient Technologies	825,000	64,350,000

		119,221,850

TOTAL COMMON STOCK (Cost $2,365,666,229)		3,261,649,065

CASH EQUIVALENTS** — 5.8%
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 0.010%	20,000,000	20,000,000
Goldman Sachs Square Treasury Instruments Fund, Institutional Shares, 0.006%	181,033,370	181,033,370

TOTAL CASH EQUIVALENTS (Cost $201,211,870)		201,033,370

TOTAL INVESTMENTS — 100.1% (Cost $2,566,878,099)		$3,462,682,435

3
	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND MARCH 31, 2021 (Unaudited)

Percentages are based on Net Assets of $3,457,720,845.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of March 31, 2021.

Cl — Class

At March 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-3300

4
	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND MARCH 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%

	Shares	Value

CONSUMER DISCRETIONARY — 8.7%
Advance Auto Parts	845,000	$155,049,050
Leslie’s *	1,354,285	33,166,439
Planet Fitness, Cl A *	403,460	31,187,458
Terminix Global Holdings *	1,510,000	71,981,700
Tractor Supply	740,000	131,039,200
Ulta Beauty *	334,000	103,262,780

		525,686,627

CONSUMER STAPLES — 14.4%
Campbell Soup	1,330,000	66,859,100
Church & Dwight	940,000	82,109,000
Clorox	515,000	99,333,200
Hershey	830,000	131,272,800
Hormel Foods	1,340,000	64,025,200
JM Smucker	1,080,000	136,652,400
Lamb Weston Holdings	1,290,000	99,949,200
Lancaster Colony	165,000	28,934,400
McCormick	700,000	62,412,000
Molson Coors Beverage, Cl B	1,645,000	84,141,750
TreeHouse Foods *	296,205	15,473,749

		871,162,799

FINANCIALS — 12.7%
Arthur J Gallagher	1,141,725	142,453,028
Cullen/Frost Bankers	818,940	89,067,915
Everest Re Group	635,000	157,359,350
Northern Trust	955,000	100,380,050
Prosperity Bancshares	950,000	71,145,500
SVB Financial Group *	168,000	82,934,880
Tradeweb Markets, Cl A	1,747,725	129,331,650

		772,672,373

HEALTH CARE — 24.0%
Abcam PLC ADR	28,870	554,881
Align Technology *	220,000	119,136,600
Bio-Rad Laboratories, Cl A *	130,000	74,252,100
Bio-Techne	295,000	112,669,350

5
	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND MARCH 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Cantel Medical	993,730	$79,339,403
Catalent *	710,000	74,770,100
Cooper	269,650	103,569,869
DENTSPLY SIRONA	2,415,000	154,101,150
Edwards Lifesciences *	1,583,000	132,402,120
Envista Holdings *	579,185	23,630,748
Integra LifeSciences Holdings *	1,790,000	123,671,100
Maravai LifeSciences Holdings, Cl A *	850,000	30,294,000
Masimo *	395,000	90,715,700
Tandem Diabetes Care *	665,000	58,686,250
Veeva Systems, Cl A *	359,540	93,926,230
Waters *	490,000	139,243,300
West Pharmaceutical Services	145,000	40,858,100

		1,451,821,001

INDUSTRIALS — 16.4%
AMETEK	1,475,000	188,401,750
Clarivate PLC *	4,290,000	113,213,100
Fortive	2,775,000	196,026,000
Generac Holdings *	300,400	98,365,980
IDEX	385,000	80,588,200
Nordson	480,000	95,366,400
Rockwell Automation	309,605	82,181,551
Toro	895,000	92,310,300
Verisk Analytics, Cl A	250,000	44,172,500

		990,625,781

INFORMATION TECHNOLOGY — 19.9%
Asana, Cl A *	2,505,000	71,592,900
Medallia *	3,995,000	111,420,550
New Relic *	930,000	57,176,400
Okta, Cl A *	325,000	71,639,750
Palo Alto Networks *	370,000	119,162,200
Proofpoint *	720,000	90,568,800
Pure Storage, Cl A *	3,698,115	79,657,397
ServiceNow *	105,000	52,511,550
Smartsheet, Cl A *	1,400,000	89,488,000

6
	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND MARCH 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Splunk *	350,000	$47,418,000
Synopsys *	325,000	80,528,500
Workday, Cl A *	735,000	182,596,050
Zendesk *	403,000	53,445,860
Zscaler *	555,000	95,276,850

		1,202,482,807

MATERIALS — 2.2%
AptarGroup	945,000	133,878,150

TOTAL COMMON STOCK (Cost $4,152,465,821)		5,948,329,538

CASH EQUIVALENTS** — 1.3%
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 0.010%	20,000,000	20,000,000
Goldman Sachs Square Treasury Instruments Fund, Institutional Shares, 0.006%	57,323,307	57,323,307

TOTAL CASH EQUIVALENTS (Cost $78,299,807)		77,323,307

TOTAL INVESTMENTS — 99.6% (Cost $4,230,765,628)		$6,025,652,845

Percentages are based on Net Assets of $6,049,164,102.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of March 31, 2021.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

At March 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-2600

7
	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND MARCH 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.8%

	Shares	Value

ARGENTINA — 2.5%
MercadoLibre *	153	$225,237

BRAZIL — 4.0%
Arco Platform, Cl A *	1,615	40,924
B3 - Brasil Bolsa Balcao	9,715	94,120
Pagseguro Digital, Cl A *	2,245	103,944
XP, Cl A *	3,285	123,746

		362,734

CHINA — 36.3%
AK Medical Holdings	58,355	74,309
Alibaba Group Holding *	17,690	500,588
Dada Nexus ADR *	3,725	101,096
Foshan Haitian Flavouring & Food, Cl A	2,900	70,697
Hefei Meyer Optoelectronic Technology, Cl A	15,515	100,096
JD.com, Cl A *	5,450	225,727
KE Holdings ADR *	2,300	131,054
Meituan, Cl B *	5,995	229,947
NetEase	6,600	134,301
New Horizon Health *	3,110	23,282
Sangfor Technologies, Cl A	2,880	108,522
Shenzhen Inovance Technology, Cl A	6,485	84,597
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,160	131,515
Sichuan Teway Food Group, Cl A	10,615	78,281
SKSHU Paint, Cl A	2,470	75,061
Tencent Holdings	7,045	552,766
Venus MedTech Hangzhou, Cl H *	10,095	81,869
Wuliangye Yibin, Cl A	1,770	72,361
WuXi AppTec, Cl H	8,738	171,850
Wuxi Biologics Cayman *	17,780	222,637
Yum China Holdings	1,475	87,335

		3,257,891

HONG KONG — 3.9%
AIA Group	16,985	206,019

8
	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND MARCH 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HONG KONG — continued
Hong Kong Exchanges & Clearing	2,435	$143,260

		349,279

HUNGARY — 1.7%
OTP Bank	3,590	153,750

INDIA — 18.1%
Asian Paints	3,740	129,796
Avenue Supermarts*	2,155	84,269
Bajaj Finance *	2,815	198,278
Bandhan Bank *	33,180	153,797
HDFC Bank *	13,165	268,950
Kotak Mahindra Bank *	4,390	105,256
L&T Technology Services	3,165	114,884
Reliance Industries	15,085	413,284
Tata Consultancy Services	3,645	158,428

		1,626,942

INDONESIA — 1.7%
Bank Central Asia	71,375	152,701

MEXICO — 1.8%
Wal-Mart de Mexico	50,435	159,115

RUSSIA — 3.6%
Ozon Holdings ADR *	1,545	86,628
TCS Group Holding PLC GDR	4,140	240,120

		326,748

SINGAPORE — 2.1%
Sea ADR *	850	189,746

SOUTH AFRICA — 0.8%
Clicks Group	4,135	67,319

9
	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND MARCH 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA — 6.0%
Kakao	540	$237,614
Koh Young Technology	1,010	102,628
LG Household & Health Care	45	62,426
NCsoft	175	134,990

		537,658

TAIWAN — 11.2%
Airtac International Group	4,130	145,469
Silergy	720	58,164
Taiwan Semiconductor Manufacturing	31,255	642,999
Voltronic Power Technology	4,110	159,168

		1,005,800

UNITED KINGDOM — 1.5%
Unilever PLC ADR	2,335	130,363

UNITED STATES — 1.6%
EPAM Systems *	350	138,842

TOTAL COMMON STOCK (Cost $6,303,117)		8,684,125

PREFERRED STOCK — 1.0%

BRAZIL — 1.0%
Banco Inter †	9,540	87,911

TOTAL PREFERRED STOCK (Cost $41,256)		87,911

TOTAL INVESTMENTS — 97.8% (Cost $6,344,373)		$8,772,036

Percentages are based on Net Assets of $8,966,161.

*	Non-income producing security.
†	There is currently no rate available.

10
	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND MARCH 31, 2021 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PLC — Public Limited Company

At March 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-004-1200

11
	CHAMPLAIN INVESTMENT	PARTNERS